Semiannual Report

Summit
Municipal
Funds

April 30, 1999

T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------
Summit Municipal Funds

o Interest rates rose during the past six months as the U.S. economy strengthened and the global financial crisis waned.

o Six-month returns for the bond funds were modest as rising rates reduced the prices of fixed income securities.

o Low expenses and longer-than-average maturities helped each fund outperform its peer group average for the past 6- and 12-month periods.

o Municipal bonds remain attractive for investors in middle- to upper-income tax brackets.

o We don't expect interest rates to rise much above current levels, as we still anticipate a slowing of the U.S. economy later this year.

Fellow Shareholders

Interest rates rose over the past six months as last year's global financial crisis eased. Since bond prices decline as interest rates rise, total returns on the Summit Municipal Intermediate and Summit Municipal Income funds were modest. However, rising rates benefited the Summit Municipal Money Market Fund. All three funds performed well in relation to their peer groups.

MARKET ENVIRONMENT

     Last fall, the Federal Reserve cut key short-term rates in rapid succession in an effort to restore liquidity and prevent the global crisis from doing serious damage to the U.S. economy and financial markets. As 1998 drew to a close, those efforts proved successful, and the U.S. economy displayed unexpected strength. Real GDP growth in the fourth quarter came in at a robust 6%, and was followed by estimated growth of 4.5% in the first quarter of 1999. By the end of your funds' first half, prominent observers were proclaiming an end to the global financial crisis, and investors again favored higher-yielding bonds that are typically more sensitive to the economy than to interest rate trends. Investors' worries of deflation and global recession were replaced by concerns about nascent inflation and possible Fed rate hikes.

     Just as municipal bond returns lagged during the steep drop in interest rates that accompanied the flight-to-quality in the Treasury market last year, they also held up better when rates began to rise as investor confidence revived. As a result, the municipal market continued to be far less volatile than other bond markets. An indication of the better relative performance of municipals is the decline in the ratio of municipal yields to Treasury yields. (The municipal yield ratio is the yield on tax-free bonds divided by the current yield on Treasuries. An investor can use the ratio to determine which investment would provide more after-tax income by simply subtracting his own tax bracket from 100 and comparing the result to the municipal yield ratio. Since an investor in the 28% tax bracket gets to keep only 72% of any additional income he earns, he should consider tax-free bonds or funds whenever the municipal to Treasury yield ratio is 72% or higher.) Because Treasury yields rose faster than municipal yields over the past six months, the yield ratio on 10-year bonds fell from 89% to 82%, while the yield ratio on 30-year bonds fell from 97% to 91%. Intermediate and longer-term tax-exempt bonds are still highly attractive at those levels for most investors.

Municipal Bond and Note Yields
--------------------------------------------------------------------------------

           30-Year AAA           5-Year AAA            1-Year Moody's
           General Obligation    General Obligation    Investment Grade 1 Note

4/30/98    5.2                   4.3                   3.85
           5.05                  4.1                   3.75
           5.05                  4.1                   3.6

7/98       5.1                   4.1                   3.7
           4.93                  3.85                  3.5
           4.82                  3.7                   3.3

10/98      4.92                  3.7                   2.95
           4.89                  3.75                  3.05
           4.94                  3.75                  3.05

1/99       4.87                  3.65                  2.95
           4.99                  3.78                  3
           5.04                  3.83                  3.15

4/30/99    5.08                  3.85                  3.2

     Short-term tax-exempt yields rose 25 to 35 basis points over the six-month period (100 basis points equal one percentage point), which was good news for money fund investors. However, these rates remained lower than they were a year ago, as the market was influenced by the Fed's rate cuts and strong demand for short-term tax-free securities. For example, assets in tax-exempt money funds rose 13% over the past year. Intermediate and longer-term municipal yields rose 15 to 20 basis points over the period, resulting in weak returns for bond fund investors. Rates might have risen more if not for a slowdown in long-term issuance, a reverse of the situation last year when supply rose almost 30%. The municipal yield curve is steeper than it was a year ago, largely because of lower short-term rates.

     As in the taxable market, lower-quality municipal bonds turned in stronger performance than higher-quality bonds during the period, after underperforming most of last year when the market demanded higher yields for credit risk. While lower-quality municipal bonds did not come under the same pressure as corporate and emerging market bonds last fall, they did enjoy some of the recovery as investors' perception of risk faded and the economy remained strong.


SUMMIT MUNICIPAL MONEY MARKET FUND

     The Summit Municipal Money Market Fund again outperformed its peers for both the 6- and 12-month periods ended April 30, a result of our portfolio management decisions and our lower-than-average expense ratio. The fund continues to rank in the top 10% of money funds in its class, placing 11th out of 129 tax-exempt money market funds for the year ended April 30, according to Lipper, Inc.* The fund's seven-day compound yield rose from 2.93% six months ago to 3.22%, equivalent to a pretax yield of 5.33% for investors in the top 39.6% federal income tax bracket.


Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/99                      6 Months                   12 Months
--------------------------------------------------------------------------------
Municipal Money Market Fund                   1.42%                       3.06%

Lipper Tax-Exempt Money
Market Funds Average                          1.25                        2.75


     Throughout the period, the fund continued to maintain a relatively long weighted-average maturity compared with its competitors. At the end of the period, the fund's weighted-average maturity was 59 days, 19 days longer than that of the peer group. Our confidence that Federal Reserve policy would remain stable over the period, and that demand would remain strong and supply limited in the tax-exempt money market, led us to maintain this more aggressive posture. Looking forward, the shortage of new supply continues to support our stance, but in the near term we expect to lessen the margin over our peers in order to take advantage of seasonal new issuance.


SUMMIT MUNICIPAL INTERMEDIATE FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/99                      6 Months                   12 Months
--------------------------------------------------------------------------------
Municipal Intermediate Fund                   1.74%                       6.56%

Lipper Intermediate Municipal
Debt Funds Average                            1.29                         5.83


     The fund again outperformed its Lipper peer group average, returning 1.74% and 6.56% over the past 6- and 12-month periods, respectively, as shown in the table. Portfolio management and lower-than-average expenses enhanced performance relative to our peers. Over the past six months, returns came from coupon income as rising interest rates caused bond prices to fall. The fund's share price also fell, from $10.70 on October 31 to $10.63. Income per share remained steady at 24 cents over the past six months. The fund's dividend yield declined modestly, from 4.52% six months ago to 4.47%, equivalent to a pretax yield of 7.40% for an investor in the top 39.6% federal income tax bracket.

* For the five-year period ended April 30, 1999, the fund ranked 11th out of 105 tax-exempt money market funds, according to Lipper.


     As we mentioned in our last letter, we shortened the fund's duration last year from 5.7 years to 5.3 years as of October 31. (Duration measures a bond fund's sensitivity to interest rates. For example, a fund with a duration of five years will rise about 5% in price in response to a one-percentage-point decline in rates and fall 5% in response to a one-percentage-point increase in rates.) We reduced the fund's interest rate risk as long-term Treasury yields reached 30-year lows last fall. That helped limit the fund's share price decline as interest rates rose. Since then, for the most part, we have kept duration between 5.30 years and 5.55 years, which is at the shorter end of our target range. Within this range we adjusted duration in anticipation of seasonal factors that historically affect the municipal market. For instance, we extended duration in December in anticipation of increasing demand for municipals in January, when investors typically reinvest their interest payments. More recently we reduced duration, since demand is usually weak in the spring as investors focus on paying income tax bills.

     The fund's average credit quality remained unchanged at A+. As fund assets grew from $76 million to $93 million over the past six months, new cash was invested in relatively high-quality sectors including local general obligation, electric revenue, and dedicated tax revenue bonds. Lower-rated bonds that had underperformed in the fall stabilized and improved. We made some new investments in high-yield bonds, and we continue to look for opportunities to increase the fund's yield with higher-yielding securities from issuers whose credit outlook we expect to improve or remain stable.


SUMMIT MUNICIPAL INCOME FUND

Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 4/30/99                             6 Months          12 Months
--------------------------------------------------------------------------------
Municipal Income Fund                                1.47%              6.71%

Lipper General Municipal
Debt Funds Average                                   1.19               5.78


     Your fund again outperformed the average municipal bond fund over the past 6- and 12-month periods, posting returns of 1.47% and 6.71%, respectively, as shown in the table. Portfolio management and lower-than-average expenses aided performance. While returns over the past year were solid, six-month returns were limited by rising interest rates. Bond prices declined over the past six months, and as a result your fund's share price fell from $10.79 to $10.65. The fund's dividend yield moved from 4.81% six months ago to 4.70% as a result of our shorter duration. That equates to a pretax yield of 7.78% for investors in the 39.6% income tax bracket. Shareholders' income fell slightly over the past six months, from 26 cents a share on October 31 to 25 cents.

     As rates rose, we reduced the fund's duration from 8.4 years six months ago to 8 years as of April 30. Though this duration is longer than our neutral range, it is somewhat shorter than it has been over the past year. (See the Summit Municipal Intermediate Fund section for a description of duration.) We accomplished this shift to a more conservative posture by investing $16 million of new cash flow in shorter duration bonds maturing in 20 years or less.


Quality Diversification
--------------------------------------------------------------------------------
Summit Municipal Income Fund

AAA          AA           A           BBB          BB               B and Below

6            46           21          15           10               2


     The fund's average credit-quality rating remained unchanged from six months ago at A+, following our upgrade of the portfolio's quality in the third quarter of 1998. During the most recent six months, however, in order to capture a widening in credit spreads and improve the fund's yield, we divided new purchases between higher-quality investments and those rated BBB and lower. (The term "credit spread" refers to the difference in yield between higher-quality and lower-quality investments. This difference represents the premium that fixed income investors are demanding for taking on higher risk.)

     Going forward, we anticipate that we will continue to shorten duration, positioning the fund closer to our neutral targets, and focus on increasing the fund's overall yield.

OUTLOOK

     On May 18, the Fed abandoned its neutral stance on interest rates and adopted a bias toward raising rates. But it is not a foregone conclusion that the central bank will actually increase the federal funds target rate in the near future. The Fed is concerned about a potential rise in inflation stemming from tight labor markets and rising commodity prices. However, since it remains unclear whether global economic conditions will continue to stabilize and improve, a premature hike in U.S. rates could impede global recovery. While overall rates may rise a bit more, we feel that most of this move has already occurred. Furthermore, the U.S. economy is likely to finally slow from its strong pace of the last two quarters, which should help contain inflationary pressures. While a move to higher interest rates is never positive for bond prices, over time it provides the opportunity to improve the income stream for our investors.

     Municipal bonds have had good performance relative to other fixed income investments in 1999 and are now settling back to more normal yield relationships to taxable bonds. Supply has been manageable while demand has remained steady. Despite some expected slowing in economic growth, the health of municipal borrowers appears good. Going forward, we expect the municipal market to continue to display limited volatility and attractive yields for taxpayers.

     Respectfully submitted,



     Mary J. Miller Director,
     Municipal Bond Department

     May 21, 1999


T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
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KEY STATISTICS

                                                    10/31/98      4/30/99
Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Price Per Share                                      $  1.00      $  1.00

Dividends Per Share

  For 6 months                                         0.016        0.014

  For 12 months                                        0.032        0.030

Dividend Yield (7-Day Compound) *                       2.93%        3.22%

Weighted Average Maturity (days)                          65           59

Weighted Average Quality **                          First Tier   First Tier


Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

Price Per Share                                      $ 10.70      $ 10.63

Dividends Per Share

  For 6 months                                          0.24         0.24

  For 12 months                                         0.48         0.48

Dividend Yield *

  For 6 months                                          4.52%        4.47%

  For 12 months                                         4.62         4.55

30-Day Standardized Yield                               3.92         4.00

Weighted Average Effective
  Maturity (years)                                       7.4          6.4

Weighted Average Effective
  Duration (years)                                       5.3          5.2

Weighted Average Quality ***                              A+           A+


                                                       (continued on next page)


T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                    10/31/98      4/30/99


Summit Municipal Income Fund
--------------------------------------------------------------------------------

Price Per Share                                      $ 10.79      $ 10.65

Dividends Per Share

  For 6 months                                          0.26         0.25

  For 12 months                                         0.51         0.51

Dividend Yield *

  For 6 months                                          4.81%        4.70%

  For 12 months                                         4.95         4.83

30-Day Standardized Yield                               4.41         4.48

Weighted Average Maturity (years)                      18.18        16.61

Weighted Average Effective
  Duration (years)                                      8.39         7.96

Weighted Average Quality ***                              A+           A+


* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value per share at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

*** Based on T. Rowe Price research.



T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
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SECTOR DIVERSIFICATION

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/98      4/30/99

Summit Municipal Money Market Fund
--------------------------------------------------------------------------------

Air and Sea Transportation Revenue                        28%          19%

Industrial and Pollution Control Revenue                  13           17

Educational Revenue                                       15           15

General Obligation - State                                 8           15

General Obligation - Local                                10            8

Housing Finance Revenue                                    1            7

Prerefunded Bonds                                          8            7

Electric Revenue                                           5            6

Nuclear Revenue                                            2            5

Escrowed to Maturity                                       1            3

Dedicated Tax Revenue                                      1            2

All Other                                                  7            3

Other Assets Less Liabilities                              1           -7

Total                                                    100%         100%


                                                        (continued on next page)


T. Rowe Price Summit Municipal Funds
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PORTFOLIO HIGHLIGHTS
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Sector Diversification

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/98      4/30/99

Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

General Obligation - Local                                10%          17%

Industrial and Pollution Control Revenue                  13           12

Solid Waste Revenue                                       10           10

Electric Revenue                                           5            9

Hospital Revenue                                          11            9

Air and Sea Transportation Revenue                         7            7

Dedicated Tax Revenue                                      3            6

Life Care/Nursing Home Revenue                             6            5

Lease Revenue                                              6            5

Nuclear Revenue                                            6            4

Prerefunded Bonds                                          5            4

General Obligation - State                                 4            4

Miscellaneous                                              4            3

Housing Finance Revenue                                    4            2

Escrowed to Maturity                                       2            2

All Other                                                  4            4

Other Assets Less Liabilities                           --             -3

Total                                                    100%         100%


                                                        (continued on next page)


T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
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SECTOR DIVERSIFICATION

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/98      4/30/99

Summit Municipal Income Fund
--------------------------------------------------------------------------------

Industrial and Pollution Control Revenue                  11%          13%

Hospital Revenue                                          17           13

Lease Revenue                                              7            8

Dedicated Tax Revenue                                      9            8

Housing Finance Revenue                                    6            7

Nuclear Revenue                                           10            7

General Obligation - Local                                 5            6

Life Care/Nursing Home Revenue                             5            6

Water and Sewer Revenue                                    5            5

Solid Waste Revenue                                        5            5

Air and Sea Transportation Revenue                         2            4

General Obligation - State                                 3            4

Electric Revenue                                           6            4

Prerefunded Bonds                                          4            3

Educational Revenue                                        3            2

Ground Transportation Revenue                              3            2

Escrowed to Maturity                                       2            2

All Other                                                  2            2

Other Assets Less Liabilities                             -5           -1

Total                                                    100%         100%


T. Rowe Price Summit Municipal Funds
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PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

     These charts show the value of a hypothetical $25,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


SUMMIT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
As of 4/30/99

                Lipper Tax-Exempt      Summit Municipal        Summit Municipal
                Money Market           Money Market Fund       Money Market
                Funds Average          Fund - Line             Fund -Area

10/29/93        25.000                 25.000                  25.000

4/94            25.233                 25.253                  25.253

4/95            25.945                 26.033                  26.033

4/96            26.785                 26.930                  26.930

4/97            27.573                 27.798                  27.798

4/98            28.430                 28.743                  28.743

4/99            29.218                 29.625                  29.625


SUMMIT MUNICIPAL INTERMEDIATE FUND
--------------------------------------------------------------------------------

As of 4/30/99

                                 Lipper
                                 Intermediate     Summit           Summit
            Lehman 7-Year        Municipal        Municipal        Municipal
            Municipal Bond       Debt Funds       Intermediat      Intermediate
            Index                Average          Fund - Line      Fund - Area

10/29/93    25.000               25.000           25.000           25.000

4/94        24.460               24.404           24.828           24.828

4/95        25.892               25.755           26.319           26.319

4/96        27.855               27.487           28.285           28.285

4/97        29.344               28.960           29.963           29.963

4/98        31.644               31.115           32.345           32.345

4/99        33.793               32.975           34.466           34.466



T. Rowe Price Summit Municipal Funds
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Performance Comparison

SUMMIT MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
As of 4/30/99

             Lehman          Lipper               Summit            Summit
             Municipal       General              Municipal         Municipal
             Bond            Municipal Debt       Income            Income
             Index           Funds Average        Fund - Line       Fund - Area

10/29/93     25.000          25.000               25.000            25.000

4/94         24.117          23.848               24.120            24.120

4/95         25.721          25.248               25.735            25.735

4/96         27.765          26.970               27.798            27.798

4/97         29.360          28.688               30.130            30.130

4/98         32.360          31.318               33.450            33.450

4/99         34.608          33.158               35.693            35.693


Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                              Since      Inception
4/30/99                1 Year    3 Years    5 Years    Inception           Date
--------------------------------------------------------------------------------

Summit Municipal
   Money Market
   Fund                 3.06%      3.23%      3.24%        3.13%       10/29/93

Summit Municipal
   Intermediate
   Fund                 6.56       6.81       6.78         6.01        10/29/93

Summit Municipal
   Income Fund          6.71       8.69       8.15         6.69        10/29/93


Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited



Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 6 Months   Year                                        10/29/93
                 Ended      Ended                                        Through
                 4/30/99    10/31/98   10/31/97   10/31/96   10/31/95   10/31/94

NET ASSET VALUE

Beginning
  of period       $1.000      $1.000     $1.000     $1.000     $1.000    $1.000

Investment activities

Net investment
  income           0.014       0.032      0.033      0.032      0.035     0.023

Distributions

  Net investment
  income          (0.014)     (0.032)    (0.033)    (0.032)    (0.035)   (0.023)


NET ASSET VALUE
End of period     $1.000      $1.000     $1.000     $1.000     $1.000    $1.000
--------------------------------------------------------------------------------


Ratios/Supplemental Data

Total return(*)    1.42%       3.27%      3.37%      3.28%      3.53%     2.35%
--------------------------------------------------------------------------------
Ratio of total
expenses to
average net
assets             0.45%!      0.45%      0.45%      0.45%      0.45%     0.45%!

Ratio of net
investment
income to average
net assets         2.82%!      3.23%      3.31%      3.23%      3.48%     2.56%!

Net assets, end
of period
(in thousands)  $173,293    $170,924   $140,557    $96,264    $77,958  $42,592


(*) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized




The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------
                  6 Months       Year                                 10/29/93
                  Ended         Ended                                  Through
                  4/30/99    10/31/98  10/31/97  10/31/96  10/31/95   10/31/94

NET ASSET VALUE

Beginning of
period             $10.70      $10.51    $10.22    $10.17    $9.59      $10.00

Investment activities
  Net investment
  income             0.24        0.48      0.49      0.48     0.48        0.43

  Net realized
  and  unrealized
  gain (loss)       (0.05)       0.23      0.29      0.05     0.58       (0.41)

  Total from
  investment
  activities         0.19        0.71      0.78      0.53     1.06        0.02


Distributions

  Net investment
  income            (0.24)      (0.48)    (0.49)    (0.48)   (0.48)      (0.43)

  Net realized
  gain              (0.02)      (0.04)        -         -        -           -


  Total
  distributions     (0.26)      (0.52)    (0.49)    (0.48)   (0.48)      (0.43)


NET ASSET VALUE
End of period      $10.63      $10.70    $10.51    $10.22   $10.17       $9.59
                  --------------------------------------------------------------


Ratios/Supplemental Data

Total return(*)     1.74%       6.89%     7.78%     5.39%   11.39%       0.18%
--------------------------------------------------------------------------------
Ratio of total
expenses to
average net
assets              0.50%!      0.50%     0.50%     0.50%    0.50%       0.50%!

Ratio of net
investment
income to
average
net assets          4.41%!      4.51%     4.67%     4.77%    4.93%       4.50%!


Portfolio
turnover rate       16.3%!      22.2%     53.8%     72.9%    86.1%      157.5%!

Net assets, end
of period
(in thousands)    $93,057     $75,928  $46,906    $29,175  $22,145     $13,309


(*) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 6 Months       Year                                    10/29/93
                    Ended      Ended                                     Through
                  4/30/99   10/31/98   10/31/97   10/31/96   10/31/95   10/31/94

NET ASSET VALUE
Beginning of
period             $10.79     $10.44      $9.97      $9.84      $9.08    $10.00

Investment activities

  Net investment
  income             0.25       0.51       0.55       0.54       0.54      0.50

  Net realized
  and unrealized
  gain (loss)       (0.09)      0.35       0.47       0.13       0.76     (0.92)


  Total from
  investment
  activities         0.16       0.86       1.02       0.67       1.30     (0.42)


Distributions

  Net investment
  income            (0.25)     (0.51)     (0.55)     (0.54)     (0.54)    (0.50)
  Net realized
  gain              (0.05)         -          -          -          -         -

  Total
  distributions     (0.30)     (0.51)     (0.55)     (0.54)     (0.54)    (0.50)


NET ASSET VALUE
End of period      $10.65     $10.79     $10.44      $9.97      $9.84     $9.08
                 ---------------------------------------------------------------

Ratios/Supplemental Data

Total return(*)     1.47%      8.44%     10.54%      7.04%     14.68%    (4.38)%
--------------------------------------------------------------------------------
Ratio of total
expenses to
average net
assets              0.50%!     0.50%      0.50%      0.50%      0.50%     0.50%!

Ratio of net
investment
income to average
net assets          4.62%!     4.82%      5.38%      5.51%      5.68%     5.23%!

Portfolio turnover
rat                 43.5%!     48.1%      35.7%      56.7%      73.7%    161.1%!

Net assets,
end of period
(in thousands)    $83,332    $65,958    $29,102    $15,909    $11,108    $6,453


(*) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                               In thousands

ARKANSAS  0.1%

Arkansas, GO, 3.85%, 6/1/99                          $      120   $      120

Total Arkansas (Cost  $120)                                              120


COLORADO  1.2%

Colorado, TRAN, 4.00%, 6/25/99                            1,500        1,501

Colorado Health Fac. Auth.
  Porter Memorial Hosp. Project
    7.40%, 2/1/16 (Prerefunded 2/1/00!)                     500          515

Colorado Springs, 6 85%, 9/1/04 (Prerefunded 9/1/99!)       100          101

Total Colorado (Cost  $2,117)                                          2,117


CONNECTICUT  0.1%

Connecticut Special Tax Obligation
  Transportation Infrastructure
    5.90%, 10/1/99 (Escrowed to Maturity)                   250          253

Total Connecticut (Cost  $253)                                           253


DELAWARE  1.3%

Delaware, GO

    4.50%, 2/1/00                                           200          202

    5.00%, 5/1/00                                         2,000        2,036

Total Delaware (Cost  $2,238)                                          2,238


FLORIDA  6.7%

Florida Board of Ed.

    4.40%, 6/1/99                                           300          301

  Capital Outlay

    6.00%, 6/1/99                                           105          105

    7.00%, 6/1/19 (Prerefunded 6/1/99!)                      90           92

Florida DOT

    7.50%, 7/1/99 (MBIA Insured)                            310          318

    7.60%, 7/1/99 (MBIA Insured)                            320          329

Greater Orlando Aviation Auth.,
  TECP, 3.45%, 5/20/99 *                                  8,000        8,000

Jacksonville Electric Auth., St. Johns River
  6.50%, 10/1/14 (Prerefunded 10/1/99!)              $       50   $       51

Lee County HFA, Single Family, 3.15%, 11/15/99 *          2,375        2,375

Total Florida (Cost  $11,571)                                         11,571


GEORGIA  3.3%

Georgia, GO, 6.25%, 4/1/00                                  630          647

Georgia Tollway Auth., 3.60%, 7/1/99                        750          751

Savannah Economic Dev. Auth., Home Depot
  VRDN (Currently 4.10%) *                                4,400        4,400

Total Georgia (Cost  $5,798)                                           5,798


HAWAII  0.1%

Hawaii, GO, 5.70%, 11/1/99                                  200          202

Total Hawaii (Cost  $202)                                                202


IDAHO  1.2%

Idaho, GO, TAN, 4.50%, 6/30/99                            2,000        2,003

Total Idaho (Cost  $2,003)                                             2,003


ILLINOIS  5.7%

Chicago Metropolitan Water Reclamation Dist.

  Capital Improvement

    4.70%, 12/1/99                                          300          302

    5.60%, 12/1/99                                           75           76

    Cook County, GO, 4.375%, 11/15/99                       250          252

Illinois, GO

    5.60%, 10/1/99                                          350          354

  Sales Tax

    7.00%, 6/15/19 (Prerefunded 6/15/99!)                   500          512

    7.10%, 6/15/07 (Prerefunded 6/1/99!)                    150          154

    7.25%, 6/15/14 (Prerefunded 6/15/99!)                   500          512

Illinois HFA, Northwestern Memorial
    6.50%, 8/15/04 (Prerefunded 8/15/99!)                   270          277

Illinois Student Assistance Commission,
    Student Loan
    VRDN (Currently 4.00%) *                         $      700   $      700

Lake County, PCR, W.W. Grainger, VRDN
(Currently 4.25%) *                                       1,500        1,500

Madison County Environmental Improvement
  Shell Oil, Wood River, VRDN (Currently 4.30%) *         2,500        2,500

Southwestern Dev. Auth. Environmental Improvement
  Shell Oil, VRDN (Currently 4.30%) *                     1,300        1,300

Southwestern Dev. Auth. Solid Waste Disposal
  Shell Oil, Wood River, VRDN (Currently 4.30%) *         1,400        1,400

Total Illinois (Cost  $9,839)                                          9,839


INDIANA  3.8%

Petersburg Solid Waste Disposal

  Indianapolis Power and Light

    VRDN (Currently 4.05%) *                                300          300

    VRDN (Currently 4.15%) *                              6,300        6,300

Total Indiana (Cost  $6,600)                                           6,600


KENTUCKY  2.0%

Carroll County, Solid Waste Disposal Fac.
    VRDN (Currently 4.30%) *                              1,600        1,600

Kentucky Property and Buildings Commission

    7.10%, 6/1/99 (Escrowed to Maturity)                    500          501

    7.35%, 12/1/04 (Prerefunded 12/1/99!)                   100          104

Kentucky Turnpike Auth., Economic Dev.
    7.00%, 5/15/99 (Escrowed to Maturity)                   600          601

Louisville and Jefferson County Regional Airport
    VRDN (Currently 4.30%) *                                400          400

Univ. of Kentucky, 7.20%, 5/1/08 (Prerefunded 5/1/99!       250          255

Total Kentucky (Cost  $3,461)                                          3,461


LOUISIANA  5.8%

Jefferson Parish Home Mortgage Auth., 3.625%, 9/1/99      1,120        1,120

Lake Charles Harbor and Terminal Dist., PCR, Conoco
    VRDN (Currently 4.30%) *                                400          400

Louisiana, GO
    4.75%, 8/1/99                                    $      400   $      402

    6.00%, 5/15/99 (MBIA Insured)                           950          951

Louisiana Public Fac. Auth.
  Sisters of Mercy Health System
    7.375%, 6/1/09 (Prerefunded 6/1/99!)                    140          143

New Orleans Aviation Board
    VRDN (Currently 4.10%) (MBIA Insured) *               5,395        5,395

Plaquemines Parish, British Petroleum
    VRDN (Currently 4.30%) *                                200          200

Saint Charles Parish, PCR, Shell Oil, VRDN
    (Currently 4.30%) *                                   1,500        1,500

Total Louisiana (Cost  $10,111)                                       10,111


MAINE  4.6%

Maine Educational Marketing, Student Loan
    VRDN (Currently 3.95%) (AMBAC Insured) *              8,000        8,000

Total Maine (Cost  $8,000)                                             8,000


MARYLAND  4.2%

Anne Arundel County, GO, Water and Sewer, 4.00%, 3/15     1,235        1,242

Baltimore County, Consolidated Public Improvement
    6.60%, 7/1/01 (Prerefunded 7/1/99!)                     100          102

Carroll County, GO, County Commissioners, 6.50%, 11/1       100          102

Howard County, GO, Consolidated Public Improvement
    6.90%, 5/15/07 (Prerefunded 5/15/00!)                   300          310

Maryland, GO
    5.30%, 5/15/99                                          110          110

    6.50%, 5/15/99                                        2,000        2,000

    6.70%, 3/1/05 (Prerefunded 3/1/00!)                     400          420

    State and Local Fac , 4.00%, 2/15/00                    500          503

Maryland DOT
    4.25%, 12/15/99                                          50           50

    6.375%, 8/15/99                                          50           51

    6.50%, 11/1/99                                          500          508

Maryland National Capital Park and Planning Commission
    Montgomery County, 6.80%, 7/1/99                         25           25

Montgomery County, GO
    6.80%, 11/1/06 (Prerefunded 11/1/99!)            $      250   $      259

    6.875%, 10/1/99                                         150          152

  Consolidated Public Improvement
    5.10%, 7/1/99                                           525          527

    5.20%, 10/1/99                                          150          151

    6.80%, 11/1/07 (Prerefunded 11/1/99!)                   100          104

    6.80%, 11/1/09 (Prerefunded 11/1/99!)                    20           21

    8.60%, 5/1/00                                           125          131

Univ. of Maryland, 5.30%, 12/1/99                            25           25

Washington Suburban Sanitary Dist., GO
    6.70%, 7/1/99                                            30           31

  Sewage Disposal, 3.90%, 6/1/99                            250          250

  Water Supply, 6.75%, 6/1/99                               150          150

Total Maryland (Cost  $7,224)                                          7,224


MASSACHUSETTS  2.0%

Massachusetts, GO

    5.20%, 5/1/99                                           500          500

    6.10%, 8/1/99                                           475          478

    7.00%, 6/1/09 (Prerefunded 6/1/99!)                     700          716

    7.00%, 7/1/99 (AMBAC Insured)                           175          176

    7.00%, 10/1/99                                          250          259

Massachusetts Industrial Fin. Agency
  Morton Hosp. and Medical Center
    8.75%, 7/1/11 (Prerefunded 7/1/99!)                     555          570

Massachusetts Turnpike Auth., BAN
    5.00%, 6/1/99 (Escrowed to Maturity)                    750          751

Total Massachusetts (Cost  $3,450)                                     3,450


MICHIGAN  3.9%

Detroit City School Dist., School Aid, RAN,
4.50%, 7/1/99                                             1,000        1,002

Michigan State Trunk Line
    7.00%, 8/15/17 (Prerefunded 8/15/99!)                   200          206

Wayne/Charter County Airport
  Detroit Metropolitan Airport
    VRDN (Currently 3.95%) *                         $    5,500   $    5,500

Total Michigan (Cost  $6,708)                                          6,708


MINNESOTA  1.3%

Minneapolis, GO, 4.375%, 12/1/99                            750          755

Minnesota, GO

    VRDN (Currently 4.08%)                                  700          700

    5.60%, 10/1/99 (Escrowed to Maturity)                   260          262

    6.70%, 8/1/99                                           100          101

Minnesota Public Fac. Auth., Water Pollution,
4.08%, 3/1/15                                               500          500

Total Minnesota (Cost  $2,318)                                         2,318


MISSISSIPPI  1.2%

Mississippi, GO, 5.00%, 6/1/99                            2,000        2,002

Total Mississippi (Cost  $2,002)                                       2,002


NEBRASKA  1.2%

Omaha Public Power Dist., Electric, 3.15%, 11/14/99       2,000        2,000

Total Nebraska (Cost  $2,000)                                          2,000


NEVADA  0.6%

Clark County Airport

    VRDN (Currently 4.00%) *                                300          300

    5.30%, 7/1/99 (AMBAC Insured)
    (Escrowed to Maturity)                                  185          186

Clark County School Dist., 5.50%, 6/15/99                   500          501

Total Nevada (Cost  $987)                                                987


NEW JERSEY  0.4%

New Jersey, GO, 5.10%, 2/15/00                               15           15

New Jersey Transportation Auth.
  Transportation Systems
    4.40%, 6/15/99 (Escrowed to Maturity)                   275          276

    5.90%, 6/15/99 (Escrowed to Maturity)                   350          351

Ocean County, GO, General Improvement, 6.90%, 8/15/99$      100   $      101

Total New Jersey (Cost  $743)                                            743


NEW MEXICO  0.6%

New Mexico, GO, TAN, 4.25%, 6/30/99                       1,000        1,001

Total New Mexico (Cost  $1,001)                                        1,001


NEW YORK  1.1%

New York, GO, 7.50%, 8/1/03 (Prerefunded 8/1/99!)            25           26

New York City, GO
    VRDN (Currently 4.01%) (MBIA Insured)                 1,795        1,795

    7.00%, 8/1/99                                            25           25

Total New York (Cost  $1,846)                                          1,846


NORTH CAROLINA  4.1%

Charlotte, GO, 5.00%, 2/1/00                                500          507

Charlotte Airport, VRDN (Currently 3.95%) *               5,145        5,145

Durham County, COP, 4.05%, 5/1/99                         1,000        1,000

North Carolina, GO
  Clean Water
    4.25%, 6/1/99                                           150          150

    5.20%, 6/1/99                                           140          140

Winston Salem, GO, 5.50%, 6/1/99                            240          240

Total North Carolina (Cost  $7,182)                                    7,182


OHIO  1.2%

Cleveland, GO, 6.75%, 7/1/04 (MBIA Insured)
(Prerefunded 7/1/99!)                                       100          103

Ohio, GO
    4.90%, 8/1/99                                            50           50

    5.00%, 5/15/99                                          190          190

    5.40%, 8/1/99                                           400          403

Ohio Public Facs. Commission
  Higher Ed.
    4.50%, 11/1/99                                          100          101

    5.00%, 11/1/99                                          715          721

Ohio Public Facs. Commission
  Higher Ed.
    5.20%, 5/1/99 (AMBAC Insured)                    $      100   $      100

Ohio Water Dev. Auth., 7.90%, 9/1/99
(Escrowed to Maturity)                                      210          213

Univ. of Cincinnati

    7.00%, 6/1/99                                            20           20

    7.10%, 6/1/10 (Prerefunded 6/1/99!)                     255          261

Total Ohio (Cost  $2,162)                                              2,162


OKLAHOMA  0.9%

Comanche Hosp. Auth , 8.05%, 7/1/16
(Prerefunded 7/1/99!)                                     1,575        1,618

Total Oklahoma (Cost  $1,618)                                          1,618


PENNSYLVANIA  5.2%

Geisinger Auth. Health Systems, Penn State
Geisinger Health
    4.50%, 8/15/99                                        1,000        1,002

Montgomery County HHEFA
  Bryn Mawr Hospital
    6.80%, 12/1/99 (Escrowed to Maturity)                   100          102

Pennsylvania, GO
    4.00%, 7/1/99                                           100          100

    4.50%, 9/1/99                                           500          502

    6.00%, 9/15/99                                           50           50

    6.00%, 11/1/99 (MBIA Insured)                            50           51

    6.60%, 6/1/19 (Prerefunded 6/1/99!)                     500          509

    6.875%, 11/1/99                                          15           15

Pennsylvania Higher Ed. Fac. Auth., Student Loan
    VRDN (Currently 4.05%) *                              4,400        4,400

Pennsylvania Turnpike Commission
    7.15%, 12/1/09 (Prerefunded 12/1/99!)                   100          104

    7.50%, 12/1/09 (Prerefunded 12/1/99!)                   100          105

    7.55%, 12/1/17 (Prerefunded 12/1/99!)                   135          141

Philadelphia, GO, TRAN, 4.25%, 6/30/99                    2,000        2,002

Total Pennsylvania (Cost  $9,083)                                      9,083


SOUTH CAROLINA  0.3%

Berkeley County, Amoco Chemical,
VRDN (Currently 4.30%) *                             $      500   $      500

South Carolina, GO, 6.00%, 5/1/99                            50           50

Total South Carolina (Cost  $550)                                        550


SOUTH DAKOTA  3.1%

South Dakota HDA
    VRDN (Currently 4.20%) *                                285          285

  Homeownership Mortgage
    3.20%, 12/2/99 *                                      3,000        3,000

    3.20%, 4/7/00 *                                       2,000        2,000

Total South Dakota (Cost  $5,285)                                      5,285


TENNESSEE  1.0%

Memphis, GO

    5.00%, 7/1/99                                           500          502

    5.50%, 7/1/99 *                                       1,045        1,049

Nashville & Davidson County, 5.00%, 5/15/99                 150          150

Total Tennessee (Cost  $1,701)                                         1,701


TEXAS  11.9%

Austin Utility Systems
    11.30%, 11/15/14 (Prerefunded 11/15/99!)                 60           62

  Electric Light and Power
    5.25%, 10/1/99 (Escrowed to Maturity)                   100          101

Calhoun County IDA, British Petroleum
    TECP, 2.80 - 3.15%, 5/3 - 5/19/99 *                   4,000        4,000

Gulf Coast IDA, Marine Terminal, Amoco Oil
    VRDN (Currently 4.30%) *                                500          500

Gulf Coast Waste Disposal Auth.
  Environmental Fac., Amoco Oil
    VRDN (Currently 4.30%) *                              1,500        1,500

  PCR, Amoco Oil Project
    VRDN (Currently 4.30%) *                              1,000        1,000

Harris County, GO, 4.15%, 10/1/99                            50           50

Harris County Health Facs. Dev.
  Memorial Hosp. Systems
    7.00%, 6/1/02 (Prerefunded 6/1/99!)              $       35   $       36

Houston, GO
  Public Improvement
    3.50%, 3/1/00                                           325          325

    5.60%, 3/1/00                                           150          153

Panhandle-Plains Higher Education Auth.
    VRDN (Currently 3.95%) *                              7,500        7,500

San Antonio Water System, 5.80%, 5/15/99
(FGIC Insured)                                              985          986

Texas, GO
    VRDN (Currently 4.00%) *                              4,000        4,000

    4.90%, 8/1/99                                           100          100

    5.125%, 10/1/99                                         100          101

Texas PFA, 4.40%, 10/1/99                                    50           50

Univ. of Texas, 6.10%, 7/1/99                               100          101

Total Texas (Cost  $20,565)                                           20,565


UTAH  8.9%

Intermountain Power Agency

    5.25%, 7/1/99 (MBIA Insured)                            500          501

    5.50%, 7/1/99 (MBIA Insured)                          1,550        1,555

    7.20%, 7/1/11 (Prerefunded 7/1/99!)                     250          256

Salt Lake City, Airport, VRDN (Currently 4.05%) *         4,000        4,000

Salt Lake County, Kennecott/RTZ
  Solid Waste Disposal VRDN (Currently 4.20%) *           3,400        3,400

Utah State Board of Regents, VRDN (Currently 4.10%)       5,700        5,700

Total Utah (Cost  $15,412)                                            15,412


VIRGINIA  6.8%

Capital Region Airport Commission,
Richmond Int'l. Airport
    VRDN (Currently 4.05%) (AMBAC Insured) *              1,000        1,000

Chesapeake, 7.00%, 7/1/05 (Prerefunded 7/1/99!)             500          513

Chesterfield County, GO, 4.20%, 11/1/99                     200          201

Fairfax County, GO
    4.90%, 10/1/99                                   $      100   $      101

  Public Improvement, 5.50%, 6/1/99                         250          250

Hampton Roads Sanitation Dist., Sewer
    7.10%, 7/1/01 (Prerefunded 7/1/99!)                     300          308

Henrico County IDA, White Oak Semiconductor
    VRDN (Currently 4.05%) *                              3,844        3,844

Metropolitan Washington Airports Auth.
  Virginia General Airport, 6.90%, 10/1/99 *                250          254

Norfolk Capital Improvement, GO
    5.25%, 6/1/99 (FGIC Insured)                          1,000        1,001

Peninsula Ports Auth., Riverside Health Systems,
    5.80%, 7/1/99                                               500          502

Southeastern Public Service Auth.
    6.90%, 7/1/02 (Prerefunded 7/1/99!)                     500          513

  Waste Systems, 6.90%, 7/1/01 (Prerefunded 7/1/99!)        550          564

Virginia Beach, GO, 4.40%, 7/15/99                          200          200

Virginia College Building Auth.,
Higher Ed. Fin., 3.95%, 9/1/99                              275          276

Virginia Ed. Loan Auth., Student Loan
    5.25%, 3/1/00 (Escrowed to Maturity)                    195          198

Virginia HDA, Commonwealth, 5.75%, 7/1/99 *                 500          502

Virginia Higher Ed., GO, 5.00%, 6/1/99                      135          135

Virginia Public Building Auth., 3.70%, 8/1/99               150          150

Virginia Transportation Board

    4.50%, 5/15/99                                          250          250

    6.50%, 5/15/99                                        1,000        1,001

Total Virginia (Cost  $11,763)                                        11,763


WASHINGTON  10.1%

Port of Seattle, GO

    4.80%, 5/1/99 *                                       1,000        1,000

    4.80%, 11/1/99 (AMBAC Insured)                          200          202

    5.00%, 9/1/99 (FGIC Insured) *                        1,700        1,710

    5.90%, 11/1/99 *                                      1,500        1,520

Seattle Water Systems, 4.60%, 12/1/99                        85           86

Washington, GO
    4.40%, 8/1/99                                           200          201

    4.50%, 9/1/99                                           200          201

Washington, GO
    5.00%, 9/1/99                                    $      150   $      151

    5.30%, 9/1/99                                           400          402

    5.50%, 7/1/99                                         1,000        1,003

    6.00%, 9/1/99                                           600          605

Washington Housing Fin. Commission,
VRDN (Currently 3.00%) *                                  3,790        3,790

Washington Public Power Supply Systems

    4.06%, 7/1/17                                         4,000        4,000

    5.00%, 7/1/99                                           100          100

    5.00%, 7/1/99 (FSA Insured)                           1,230        1,233

    7.25%, 7/1/99                                           200          201

  Nuclear Project
    4.75%, 7/1/99 (FSA Insured)                             145          145

    7.20%, 7/1/99                                         1,000        1,006

Total Washington (Cost  $17,556)                                      17,556


WISCONSIN  0.8%

Wisconsin, GO
    4.10%, 11/1/99                                          500          502

    4.80%, 11/1/99                                          100          101

    5.90%, 5/1/99                                           200          200

Wisconsin HEFA, St. Lukes Medical Center
    7.40%, 8/15/19 (MBIA Insured)
    (Prerefunded 8/15/99!)                                  500          516

Total Wisconsin (Cost  $1,319)                                         1,319


WYOMING  0.5%

Lincoln County, PCR

  Exxon
    VRDN (Currently 4.15%)                                  400          400

    VRDN (Currently 4.30%) *                                500          500

Total Wyoming (Cost  $900)                                               900

Total Investments in Securities
107.2% of Net Assets (Cost  $185,688)                             $  185,688

Other Assets Less Liabilities                                        (12,395)

NET ASSETS                                                        $  173,293
                                                                  --------------
Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions         $        5

Paid-in-capital applicable to 173,287,665 shares of
$0.0001 par value capital stock outstanding; 2,000,000,000
shares of the Corporation authorized                                 173,288

NET ASSETS                                                        $  173,293
                                                                  --------------
NET ASSET VALUE PER SHARE                                         $     1.00
                                                                  --------------

    *    Interest subject to alternative minimum tax
    !    Used in determining portfolio maturity
AMBAC    AMBAC Indemnity Corp.
  BAN    Bond Anticipation Note
  COP    Certificates of Participation
  DOT    Department of Transportation
 FGIC    Financial Guaranty Insurance Company
  FSA    Financial Security Assurance Corp.
   GO    General Obligation
  HDA    Housing Development Authority
 HEFA    Health & Educational Facility Authority
  HFA    Health Facility Authority
HHEFA    Health & Higher Educational Facility Authority
  IDA    Industrial Development Authority
 MBIA    Municipal Bond Investors Assurance Corp.
  PCR    Pollution Control Revenue
  PFA    Public Facility Authority
  RAN    Revenue Anticipation Note
  TAN    Tax Anticipation Note
 TECP    Tax-Exempt Commercial Paper
 TRAN    Tax Revenue Anticipation Note
 VRDN    Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 1999

Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                              In thousands

ALABAMA  0.6%

Birmingham Airport Auth., 7.35%, 7/1/04
(AMBAC Insured) *                                    $      500   $      522

Total Alabama (Cost  $514)                                               522

ALASKA  0.9%

Valdez Marine, VRDN (Currently 4.25%)                       800          800

Total Alaska (Cost  $800)                                                800


CALIFORNIA  3.8%

California Pollution Control Fin. Auth., PCR
    USA Waste Services 5.00%, 6/1/18                      1,000        1,008

California Public Works Board, Dept. of Corrections
    6.00%, 11/1/05 (MBIA Insured)                           250          279

Foothill / Eastern Transportation Corridor
  Agency, Toll Road
    Zero Coupon, 1/1/05                                     350          275

San Francisco Bay Area Rapid Transit, Dist. Sales Tax
    5.25%, 7/1/18                                         1,250        1,283

Southern California Public Power Auth.
    6.92%, 7/1/17 (FGIC Insured)
    (Escrowed to Maturity)                                  600          669

Total California (Cost  $3,388)                                        3,514


COLORADO  0.8%

Denver City and County Airport
    6.75%, 11/15/22 (MBIA Insured)
    (Prerefunded 11/15/02!) *                               105          117

    6.75%, 11/15/22 (MBIA Insured) *                        395          435

E-470 Public Highway Auth.
    Zero Coupon, 8/31/26 (Prerefunded 8/31/05!)           1,000          160

Total Colorado (Cost  $665)                                              712


CONNECTICUT  0.9%

Connecticut Dev. Auth., Mystic Marinelife Aquarium
    6.875%, 12/1/17                                         150          158

Mashantucket Western Pequot Tribe
    5.60%, 9/1/09                                    $      200   $      207

    5.70%, 9/1/12                                           500          516

Total Connecticut (Cost  $851)                                           881


DISTRICT OF COLUMBIA  0.6%

Washington D.C. Metropolitan Airport Auth.
    6.625%, 10/1/12 (MBIA Insured) *                        500          548

Total District of Columbia (Cost  $532)                                  548


FLORIDA  6.2%

Dade County, Resource Recovery Fac.
    6.00%, 10/1/06 (AMBAC Insured) *                        500          553

Dade County School Board, COP
    5.75%, 5/1/08 (MBIA Insured)                            365          399

Dade County School Dist., GO
    6.00%, 7/15/04 (MBIA Insured)                         1,700        1,866

Escambia County, PCR, Champion Int'l.
    6.90%, 8/1/22 *                                       1,250        1,379

Florida Division of Bond Fin.
  Dept. of Environmental Preservation
    6.00%, 7/1/06 (MBIA Insured)                            500          556

Indian Trace Community Dev. Dist., Water Management
    5.50%, 5/1/07 (MBIA Insured)                            500          541

Leesburg Hosp., Regional Medical Center, 5.20%, 7/1/02      500          519

Total Florida (Cost  $5,557)                                           5,813


GEORGIA  0.5%

Coweta County Residential Care Fac.
  for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
    7.625%, 10/1/06                                         400          443

Total Georgia (Cost  $400)                                               443


HAWAII  6.9%

Hawaii, Airport, 6.70%, 7/1/05 (MBIA Insured) *      $      500   $      537

Hawaii Dept. of Budget and Finance
  Hawaiian Electric, 4.95%, 4/1/12 (MBIA Insured)         3,000        3,084

  Wilcox Memorial Hosp., 5.50%, 7/1/09                    1,690        1,770

Honolulu City & County, GO, 5.125%, 7/1/14                1,000        1,021

Total Hawaii (Cost  $6,321)                                            6,412


ILLINOIS  5.4%

Chicago, GO, 5.75%, 1/1/05 (AMBAC Insured)                  660          713

Chicago Board of Ed., GO
    Zero Coupon, 12/1/12 (FGIC Insured)                   2,000        1,025

Chicago-O'Hare Int'l. Airport
  Int'l. Terminal
    7.50%, 1/1/05 (Prerefunded 1/1/00!) *                   160          167

    7.50%, 1/1/05 (MBIA Insured)
    (Prerefunded 1/1/00!) *                                 250          261

Illinois HFA
  Edward Obligated Group
    5.00%, 2/15/09 (AMBAC Insured)                          500          517

  Glen Oaks Medical Center
    9.50%, 11/15/15 (Escrowed to Maturity)                   70           78

  Hinsdale Hosp.
    7.00%, 11/15/19 (Escrowed to Maturity)                  260          298

Illinois Toll Highway Auth., 5.50%, 1/1/14
(FSA Insured)                                             1,000        1,077

Madison County Environmental Improvement
    VRDN (Currently 4.30%) *                                100          100

Southwestern Dev. Auth.
  Environmental Improvement, Shell Oil
    VRDN (Currently 4.30%) *                                275          275

  Solid Waste Disposal, Shell Oil, Wood River
    VRDN (Currently 4.30%) *                                500          500

Total Illinois (Cost  $4,939)                                          5,011


INDIANA  1.4%

Goshen, Greencroft Obligation Group, 5.20%, 8/15/06         750          747

St. Joseph County Economic Dev.
  Madison Center
    5.10%, 2/15/05                                   $      260   $      264

    5.25%, 2/15/07                                          295          301

Total Indiana (Cost  $1,300)                                           1,312

IOWA  0.3%

Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                  250          254

Total Iowa (Cost  $250)                                                  254


KENTUCKY  2.8%

Kenton County Airport Board, Delta Airlines,
7.50%, 2/1/12 *                                           2,000        2,172

Kentucky Property and Buildings Commission,
6.40%, 11/1/01                                              390          415

Total Kentucky (Cost  $2,578)                                          2,587


LOUISIANA  1.5%
Calcasieu Parish IDA, Entergy Gulf States,
5.45%, 7/1/10                                               400          400

Louisiana, GO, 5.00%, 4/15/03                             1,000        1,042

Total Louisiana (Cost  $1,427)                                         1,442


MARYLAND  10.4%

Baltimore County, GO, Pension Funding, 5.125%, 8/1/12       800          840

Maryland Energy Fin. Administration
  Wheelabrator Technologies
    5.85%, 12/1/05 *                                      1,510        1,635

    6.30%, 12/1/10 *                                        250          275

Maryland HHEFA, Good Samaritan Hosp., 5.50%, 7/1/05         700          755

Montgomery County
  Consolidated Public Improvement
    5.00%, 5/1/06                                         2,000        2,112

    5.10%, 4/1/05                                         2,000        2,119

Northeast Maryland Waste Disposal Auth.
  Montgomery County Resources
    6.20%, 7/1/10 *                                         750          805

    6.30%, 7/1/16 (MBIA Insured) *                          500          546

    7.10%, 1/1/03 (MBIA Insured)                            550          609

Total Maryland (Cost  $9,463)                                          9,696


MASSACHUSETTS  0.4%

Massachusetts, GO, 6.30%, 11/1/05 (FGIC Insured)     $      250   $      279

Massachusetts Port Auth., 7.375%,
7/1/10 (FGIC Insured) *                                     135          143

Total Massachusetts (Cost  $390)                                         422


MICHIGAN  6.3%

Garden City HFA, Garden City Hosp., 5.375%, 9/1/03        1,465        1,475

Greater Detroit Resource Recovery Auth.
    6.25%, 12/13/05 (AMBAC Insured)                       1,000        1,118

Michigan HFA, Mercy Health, 5.00%, 8/15/12                1,395        1,402


Michigan Strategic Fund, Holland Home,
5.00%, 11/15/03                                             830          820

Wayne County Airport
    5.25%, 12/1/12 (MBIA Insured) *                       1,000        1,031

Total Michigan (Cost  $5,706)                                          5,846


MISSISSIPPI  1.3%

Jackson County, Chevron USA, VRDN (Currently 4.25%)         800          800

Mississippi Business Fin., Solid Waste Disposal
    VRDN (Currently 4.35%) *                                400          400

Total Mississippi (Cost  $1,200)                                       1,200


MISSOURI  0.5%
Good Shepherd Nursing Home Dist.
  Nursing Home Fac., 5.45%, 8/15/08                         475          471

Total Missouri (Cost  $475)                                              471


NEW HAMPSHIRE  0.5%

New Hampshire Housing Fin. Auth.
  Single Family
    5.90%, 1/1/01 *                                         115          118

    5.90%, 7/1/01 *                                         115          118

    6.00%, 7/1/02 *                                         125          129

    6.10%, 1/1/03 *                                         130          135

Total New Hampshire (Cost  $485)                                         500


NEW JERSEY  1.1%

New Jersey Educational Fac. Auth.
  Georgian Court College
    5.00%, 7/1/04                                    $      475   $      487

    5.00%, 7/1/05                                           500          512

Total New Jersey (Cost  $996)                                            999


NEW YORK  14.9%

Dormitory Auth. of the State of New York
  City Univ.
    5.50%, 7/1/03                                         1,000        1,055

    6.875%, 7/1/14 (MBIA Insured)                           350          405

  Mental Health Services Fac., 6.00%, 2/15/06             1,500        1,642

  Nyack Hosp., 6.00%, 7/1/06                                250          271

  State Univ. Ed. Fac , 7.40%, 5/15/01                      150          158

Long Island Power Auth., 5.00%, 4/1/05                      500          524

Municipal Assistance for New York City, 6.25%, 7/1/06     3,000        3,373

Nassau County IDA, Hofstra Univ., 6.70%, 1/1/09             250          287

New York City, GO
    5.00%, 11/15/08                                       1,500        1,560

    5.25%, 8/1/03                                         1,500        1,576

    7.00%, 8/1/04                                         1,000        1,133

New York State Environmental Fac., PCR
  Water Revolving Fund
    6.875%, 6/15/10                                          50           54

    6.875%, 6/15/10 (Prerefunded 6/15/01!)                  450          489

New York State Housing Fin. Agency
  Service Contract Obligation
    5.85%, 9/15/09                                          300          325

New York State Mortgage Agency, Homeowner Mortgage
    5.80%, 10/1/06 *                                        500          532

Port Auth. of New York and New Jersey, 6.50%, 10/1/01*      500          523

Total New York (Cost  $13,451)                                        13,907


OHIO  0.2%

Fairfield Economic Dev. Auth.,
Beverly Enterprises
    8.50%, 1/1/03                                    $      175   $      186

Total Ohio (Cost  $183)                                                  186


PENNSYLVANIA  2.7%

Pennsylvania, GO, 5 375%, 11/15/03 (FGIC Insured)           500          533

Pennsylvania Intergovernmental Cooperative Auth.
    Special Tax 7.00%, 6/15/04 (FGIC Insured)
    (Escrowed to Maturity)                                  400          457

Philadelphia Auth. for Industrial Dev. Health

  Pauls Run Care Fac., 5.85%, 5/15/13                       500          500

Philadelphia HHEFA, Childrens Hosp., 5.25%, 2/15/06       1,000        1,049

Total Pennsylvania (Cost  $2,455)                                      2,539


SOUTH CAROLINA  6.4%

Berkeley County, Amoco Chemical, VRDN (Currently 4.30)*     200          200

Charleston County Resource Recovery, Foster Wheeler
    5.10%, 1/1/08 (AMBAC Insured) *                       1,700        1,779

Connector 2000 Assoc., Greenville Toll Road
    Zero Coupon, 1/1/12                                     550          239

South Carolina Public Service Auth.
    6.25%, 1/1/05 (MBIA Insured)                          1,350        1,498

  Santee Cooper
    5.75%, 1/1/22 (MBIA Insured)                          1,600        1,704

    6.50%, 7/1/24 (AMBAC Insured)
    (Prerefunded 7/1/02!)                                   495          546

Total South Carolina (Cost  $5,729)                                    5,966


TENNESSEE  1.4%

Memphis-Shelby County Airport Auth.
    6.25%, 2/15/11 (MBIA Insured) *                         200          227

Tennessee Housing Dev. Agency
    4.95%, 7/1/10 *                                         420          423

    5.05%, 7/1/11 *                                         620          625

Total Tennessee (Cost  $1,246)                                         1,275


TEXAS  7.7%

Abilene Health Fac. Dev., Sears Methodist
Retirement System
    5.40%, 11/15/09                                  $      700   $      698

Alliance Airport Auth., Federal Express,
6.375%, 4/1/21 *                                          2,000        2,154

Austin Airport, 5.75%, 11/15/08
(MBIA Insured) *                                            500          543

Brazos Higher Ed. Auth., Student Loan,
5.95%, 6/1/02 *                                             475          498

Gulf Coast Waste Disposal Auth., PCR, Amoco Oil
    VRDN (Currently 4.30%) *                                200          200

Harris County, Toll Road
    6.50%, 8/15/17 (AMBAC Insured)
    (Prerefunded 8/15/02!)                                  750          829

Houston, Water and Sewer, 7.00%, 12/1/03
(AMBAC Insured)                                             270          304

Houston Airport System, 5.25%, 7/1/14
(FGIC Insured) *                                          1,410        1,442

Tarrant County Health Fac. Dev.,
Texas Health Resources
    5.75%, 2/15/10 (MBIA Insured)                           500          545

Total Texas (Cost  $7,036)                                             7,213


VIRGINIA  6.7%

Alexandria IDA, Ogden Martin, VRDN
(Currently 4.30%) *                                       1,400        1,400

Bedford County IDA, Georgia-Pacific, 4.60%, 8/1/04          600          605

Leesburg Utilities System
    6.10%, 7/1/07 (MBIA Insured)
    (Prerefunded 7/1/02!)                                   500          545

Newport News, GO, 5 00%, 7/1/04                           1,700        1,789

Southeastern Public Service Auth.,
Solid Waste Systems
    5.875%, 7/1/08 *                                        500          522

Virginia HDA, 6.50%, 7/1/03 *                               250          260

Virginia Transportation Board
  Northern Virginia Transportation Dist.
    5.80%, 5/15/04                                          500          543

Washington D.C. Metropolitan Airport Auth.
    6.25%, 10/1/21 (MBIA Insured) *                         500          541

Total Virginia (Cost  $6,095)                                          6,205


WASHINGTON  1.2%

Washington Health Care Fac. Auth.
  Virginia Mason Medical Center
    6.00%, 8/15/08 (MBIA Insured)                    $      500   $      557

Washington Public Power Supply System,
Nuclear Project
    6.30%, 7/1/01 (FSA Insured)                             500          527

Total Washington (Cost  $1,051)                                        1,084


WEST VIRGINIA  6.5%

Putnam County, PCR, Appalachian Power, 6.60%, 7/1/19      3,950        4,245

West Virginia Building Commission, GO, Lottery
    5.00%, 7/1/04 (MBIA Insured)                          1,735        1,818

Total West Virginia (Cost  $5,988)                                     6,063


WISCONSIN  2.0%

Nekoosa, Nekoosa Papers, 5.35%, 7/1/15                      200          199

Wisconsin, GO, 6.00%, 5/1/05                              1,500        1,652

Total Wisconsin (Cost  $1,849)                                         1,851


WYOMING  0.1%

Lincoln County, PCR, Exxon, VRDN (Currently 4.30%) *        100          100

Total Wyoming (Cost  $100)                                               100


Total Investments in Securities
102.9% of Net Assets (Cost  $93,420)                              $   95,774

Other Assets Less Liabilities                                         (2,717)
                                                                  -----------
NET ASSETS                                                        $   93,057
                                                                  -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions          $        1

Accumulated net realized gain/loss - net of distributions                 (9)

Net unrealized gain (loss)                                             2,354

Paid-in-capital applicable to 8,750,142 shares of $ 0.0001
par value capital stock outstanding; 2,000,000,000 shares
of the Corporation authorized                                         90,711
                                                                  -----------
NET ASSETS                                                        $   93,057
                                                                  -----------
NET ASSET VALUE PER SHARE                                         $    10.63
                                                                  -----------

    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
  HFA  Health Facility Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                              In thousands

ALABAMA  0.6%

Baldwin County Eastern Shore Health Care Auth.
  Thomas Hosp., 6.75%, 4/1/21                        $      200   $      215

Jefferson County, Sewer, 5.625%, 2/1/22
(FGIC Insured)                                              250          263

Total Alabama (Cost  $442)                                               478


ALASKA  0.3%

Alaska Housing Fin., General Mortgage
    Zero Coupon, 12/1/17 (MBIA Insured)                     750          257

Total Alaska (Cost  $243)                                                257


CALIFORNIA  9.9%

Alameda Corridor Transportation Auth.
    5.00%, 10/1/09 (MBIA Insured)                         1,250        1,322

Antioch Public Fin  Auth., 5.85%, 9/2/15                    530          527

California Pollution Control Fin. Auth., PCR
    USA Waste Services, 5.00%, 6/1/18                       600          605

California Statewide Community Dev. Auth.
    The Internext Group, 5.375%, 4/1/17                   1,500        1,479

Chula Vista, Sub-Gateway Town Center,
7.50%, 1/1/32 *                                             500          499

Foothill / Eastern Transportation Corridor Agency
  Toll Road
    Zero Coupon, 1/1/07                                   1,000          808

    Zero Coupon, 1/1/26                                     500          119

Los Angeles Regional Airports, LAX Airport Improvement
    5.65%, 8/1/17 *                                       1,000        1,003

Orange County PFA, Management Systems
    5.25%, 12/1/13 (AMBAC Insured) *                        500          521

Placentia PFA, Special Tax, 6.60%, 9/1/15                   100          104
Pomona Unified School Dist., GO
    6.15%, 8/1/15 (MBIA Insured)                            145          166

Poway Community Fac  Dist., 6.75%, 8/15/15                  225          246

Santa Ana Housing Auth., Villa Del Sol Apartments
    5.65%, 11/1/21 *                                        300          318

Torrance Redev. Agency, 5.50%, 9/1/28 (MBIA Insured)        500          515

Total California (Cost  $8,125)                                        8,232


COLORADO  1.7%

Denver City and County School Dist., GO
    5.50%, 12/1/13 (FGIC Insured)                    $    1,000   $    1,064

E-470 Public Highway Auth.
    Zero Coupon, 8/31/26 (Prerefunded 8/31/05!)           2,000          321

Total Colorado (Cost  $1,361)                                          1,385


CONNECTICUT  0.6%

Connecticut Dev. Auth., Mystic Marinelife Aquarium
    7.00%, 12/1/27                                          200          211

Mashantucket, 5.75%, 9/1/27                                 300          308

Total Connecticut (Cost  $491)                                           519


DELAWARE  0.4%

Delaware Economic Dev. Auth.
Peninsula United Methodist Homes, 6.30%, 5/1/22             300          315

Total Delaware (Cost  $295)                                              315


FLORIDA  5.1%

Jacksonville, IDR, Beverly Enterprises,
    9.75%, 10/1/11                                          480          502

Jacksonville Electric Auth., St. John River,
    5.375%, 10/1/13                                       1,000        1,045

Lee County IDA, Shell Point Village
  Health Care Fac.
    5.75%, 11/15/11                                         500          524

Palm Beach County Health Fac., Hosp. Improvement
    5.00%, 12/1/07                                        1,105        1,150

Tampa Solid Waste Systems, McKay Bay Refuse to Energy
    5.25%, 10/1/12 *                                      1,000        1,042

Total Florida (Cost  $4,244)                                           4,263


GEORGIA  3.9%
Athens-Clarke Residential Care Fac.
  for the Elderly Auth.
  Wesley Woods of Athens, 6.375%, 10/1/27                   200          203

Atlanta Water and Wastewater, 5.50%, 11/1/13                500          543

Coweta County Residential Care Fac.
for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
    8.20%, 10/1/16                                          215          246

Fulco Hosp. Auth., Catholic Health East
    5.25%, 11/15/13 (MBIA Insured)                   $    1,000   $    1,039

Georgia Housing Fin. Auth., Single Family,
    6.45%, 12/1/27 *                                        210          224

Municipal Electric Auth. of Georgia
    Zero Coupon, 1/1/09                                   1,000          598

    5.70%, 1/1/19 (MBIA Insured)                            170          184

Rockdale County Dev. Auth., Solid Waste Disposal
  Visy Paper, 7.50%, 1/1/26 *                               225          238

Total Georgia (Cost  $3,166)                                           3,275


HAWAII  2.5%

Hawaii, GO, 5.25%, 4/1/13 (MBIA Insured)                  1,000        1,042

Honolulu City & County, GO, 5.125%, 7/1/13                1,000        1,027

Total Hawaii (Cost  $2,080)                                            2,069


IDAHO  0.1%

Idaho Housing Agency, Single Family
    6.60%, 7/1/27 (FHA Guaranteed) *                         95          101

Total Idaho (Cost  $95)                                                  101


ILLINOIS  9.0%

Chicago, GO, 5.50%, 1/1/18 (AMBAC Insured)                  250          266

Chicago - O'Hare Int'l. Airport, Int'l. Terminal
    7.50%, 1/1/17 (MBIA Insured) *                           85           89

Chicago Board of Ed., GO
  School Reform Board
    Zero Coupon, 12/1/15 (AMBAC Insured)                  1,000          429

    5.25%, 12/1/17                                        1,000        1,040

    5.75%, 12/1/20 (AMBAC Insured)                          300          321

Cook County, 5.125%, 11/15/12                             1,000        1,029

DuPage County, Windsor Park Manor, 7.20%, 12/1/14           200          215

Illinois EFA, Northwest Univ., 5.25%, 11/1/32               800          835

Illinois HFA
  Community Hosp. of Ottawa, 6.85%, 8/15/24                 200          217

Illinois HFA
  Glen Oaks Medical Center
    7.00%, 11/15/19 (Escrowed to Maturity)           $      145   $      166

    9.50%, 11/15/15 (Escrowed to Maturity)                   75           84

  Highland Park Hosp., 5.75%, 10/1/17 (MBIA Insured)        140          149

  Holy Cross Hosp., 6 70%, 3/1/14                           300          326

  Loyola Univ. Health Systems
    6.00%, 7/1/12 (MBIA Insured)                            225          250

  Riverside Health Systems, 6.00%, 11/15/18                 750          791

Madison County Environmental Improvement,
Shell Wood River
    VRDN (Currently 4.30%) *                              1,300        1,300

Total Illinois (Cost  $7,298)                                          7,507


INDIANA  2.0%

Indiana HFFA, Deaconess Hosp., 5.75%, 3/1/19              1,000        1,022

Indiana State Office Building Commission,
  Correctional Fac.
    5.50%, 7/1/20 (AMBAC Insured)                           500          514

St. Joseph County Economic Dev., Madison Center
    5.50%, 2/15/21                                          150          148

Total Indiana (Cost  $1,642)                                           1,684


IOWA  0.8%

Iowa Finance Auth., Mercy Health Systems
    5.25%, 8/15/27 (FSA Insured)                            500          499

Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                  160          163

Total Iowa (Cost  $663)                                                  662


KENTUCKY  0.1%

Kenton County Airport Board, Delta Airlines,
    7.50%, 2/1/20 *                                         100          109

Total Kentucky (Cost  $100)                                              109


LOUISIANA  1.1%

Jefferson Sales Tax Dist.
  Capital Appreciation
    Zero Coupon, 12/1/09 (FSA Insured)                    1,000          619

Plaquemines Parish, The British
Petroleum Company
    VRDN (Currently 4.30%) *                         $      300   $      300

Total Louisiana (Cost  $905)                                             919


MARYLAND  2.0%

Maryland CDA, Single Family, 7.25%, 4/1/19 *                140          149

Maryland Economic Dev., 5.50%, 7/15/09                      445          451

Maryland Energy Fin. Administration
  Wheelabrator Technologies, 6.45%, 12/1/16 *               500          545

Northeast Maryland Waste Disposal Auth.
  Montgomery County Resources, 6.20%, 7/1/10 *              500          537

Total Maryland (Cost  $1,648)                                          1,682


MASSACHUSETTS  4.9%

Massachusetts, GO, 5.25%, 8/1/18                          2,000        2,089

Massachusetts HEFA, Melrose Wakefield Healthcare
    5.375%, 7/1/05                                          350          375

Massachusetts Port Auth., 5.00%, 7/1/28                   1,000          964

Massachusetts Water Resources Auth.
    4.75%, 8/1/17 (FSA Insured)                             700          680

Total Massachusetts (Cost  $4,083)                                     4,108


MICHIGAN  3.3%

Dickinson County Economic Dev., Champion Int'l.
    5.85%, 10/1/18                                          200          205

Michigan Building Auth., 5.25%, 10/15/10                  1,000        1,057

Michigan Strategic Fund
  Holland Home
    5.00%, 11/15/03                                         200          197

    5.75%, 11/15/18                                         250          245

  WMX Technologies, 6 00%, 12/1/13 *                      1,000        1,055

Total Michigan (Cost  $2,763)                                          2,759


MINNESOTA  0.9%

Minneapolis, GO, Parking Ramp, 4.75%, 12/1/26               500          481

Minneapolis, GO, Walker Methodist, 5.875%, 11/15/18         250          250

Total Minnesota (Cost  $728)                                             731


MISSISSIPPI  0.9%
Claiborne County, PCR, Systems Energy Resources
    7.30%, 5/1/25                                    $      150   $      156

Mississippi Business Fin., Systems Energy Resources
    5.875%, 4/1/22                                          500          502

Warren County, PCR, Mississippi Power and Light
    7.00%, 4/1/22                                           100          110

Total Mississippi (Cost  $746)                                           768


NEBRASKA  0.4%

City of Kearney, Great Platte River Road,
6.75%, 1/1/23                                               300          289

Total Nebraska (Cost  $293)                                              289


NEVADA  0.6%

Clark County Airport Fac., McCarren Int'l Airport,
  Passenger Fac.
    6.00%, 7/1/17 (MBIA Insured) *                          250          268

Clark County, IDR, Southwest Gas, 6.50%, 12/1/33 *          200          214

Total Nevada (Cost  $430)                                                482


NEW HAMPSHIRE  0.9%

New Hampshire HHEFA, Wentworth Douglass Hosp.
    5.375%, 1/1/15 (MBIA Insured)                           500          533

New Hampshire Housing Fin. Auth., Single Family
    6.85%, 7/1/14 *                                         200          214

Total New Hampshire (Cost  $698)                                         747


NEW JERSEY  2.5%

New Jersey Economic Dev. Auth., The Evergreens
    6.00%, 10/1/17                                          130          135

New Jersey EFA, Seton Hall Univ.
    5.00%, 7/1/18 (AMBAC Insured)                           250          247

New Jersey HFFA
  Irvington General Hosp.
    5.875%, 8/1/06 (FHA Guaranteed)                         170          188

New Jersey Housing and Mortgage Fin. Agency
    6.35%, 10/1/27 (MBIA Insured) *                  $      250   $      267

New Jersey Sports and Exposition Auth.,
  Monmouth Park
    8.00%, 1/1/25                                           100          121

New Jersey Turnpike Auth.
    10.375%, 1/1/03 (Escrowed to Maturity)                  560          637

New Jersey Wastewater Treatment Trust, 6.375%, 4/1/11       200          225

Rutgers, The State Univ., 6.35%, 5/1/06                     250          272

Total New Jersey (Cost  $1,966)                                        2,092


NEW MEXICO  0.3%

Farmington, PCR, 6.30%, 12/1/16                             200          211

Total New Mexico (Cost  $200)                                            211


NEW YORK  10.1%

Dormitory Auth. of the State of New York
  Court Fac. Westchester County, 5.00%, 8/1/09            1,515        1,589

  Interfaith Medical Center, 5.30%, 2/15/19               1,000          993

  North Shore Univ. Hosp.
    5.50%, 11/1/14 (MBIA Insured)                           500          541

  Nyack Hosp., 6.00%, 7/1/06                                250          271

Metropolitan Transportation Auth.
  Commuter Fac., 5.00%, 7/1/05                              275          286

  Transit Fac., 4.75%, 7/1/26 (FGIC Insured)                500          470

Nassau County IDA, Hofstra Univ., 6.80%, 1/1/11             290          334

New York City, GO, 6.25%, 8/1/09                            350          392

New York City Municipal Water Fin. Auth.
  Water and Sewer
    5.75%, 6/15/26 (AMBAC Insured)                          500          536

    6.00%, 6/15/09                                          200          224

New York City Transitional Fin. Auth., Future Tax
    4.75%, 5/1/23                                           500          471

New York State Energy Research and Dev. Auth., PCR
  New York Electric and Gas
    6.15%, 7/1/26 (MBIA Insured) *                          200          217

New York State Environmental Fac., PCR
  State Water Revolving Fund, 6.90%, 11/15/15               200          230

New York State Mortgage Agency
  Homeowner Mortgage
    6.45%, 10/1/17                                   $      100   $      107

    6.625%, 4/1/25 *                                        100          108

    7.50%, 4/1/26 *                                         250          272

New York State Urban Dev., State Fac., 5.60%, 4/1/15        150          161

New York Thruway Auth., Local Highway and Bridge
    5.375%, 4/1/16 (MBIA Insured)                         1,000        1,042

Port Auth. of New York and New Jersey,
6.50%, 10/1/01 *                                            200          209

Total New York (Cost  $8,171)                                          8,453


NORTH CAROLINA  1.7%

North Carolina Medical Care Hosp.
  Firsthealth of the Carolinas, 4.75%, 10/1/26            1,490        1,368

Total North Carolina (Cost  $1,373)                                    1,368


OHIO  2.7%

Akron, Municipal Baseball Stadium, COP,
    STEP 0-6.90%, 12/1/16                                   300          295

Fairfield Economic Dev. Auth., Beverly Enterprises
    8.50%, 1/1/03                                            70           74

Franklin County Health Care Fac., Ohio Presbyterian
    5.35%, 7/1/09                                           500          518

Montgomery County, Grandview Hosp. and Medical Center
    5.40%, 12/1/09                                          200          191

Ohio Air Quality Dev. Auth., PCR, Cleveland Electric
    6.00%, 8/1/20                                           500          513

Ohio HFA, Residential Mortgage, 5.75%, 9/1/28 *             490          506

Ohio Water Dev. Auth., PCR, Toledo Edison,
    8.00%, 10/1/23 *                                        100          113

Total Ohio (Cost  $2,110)                                              2,210


OKLAHOMA  0.2%

Tulsa Municipal Airport, American Airlines,
7.375%, 12/1/20 *                                           150          160

Total Oklahoma (Cost  $148)                                              160


OREGON  1.8%

Portland, GO, Int'l. Airport, 5.25%,
7/1/17 (FGIC Insured) *                                   1,500        1,517

Total Oregon (Cost  $1,516)                                            1,517


PENNSYLVANIA  2.8%

Beaver County IDA, PCR, Cleveland Electric,
    7.625%, 5/1/25                                   $      100   $      113

Erie County IDA, Beverly Enterprises,
    6.625%, 5/1/02                                           70           71

Pennsylvania Economic Dev. Fin. Auth.,
  National Gypsum
    6.25%, 11/1/27 *                                        500          505

Philadelphia Airport Auth., 6.10%, 6/15/25
  (AMBAC Insured) *                                          75           81

Southeastern Transportation Auth., 5.25%, 3/1/15          1,500        1,555

Total Pennsylvania (Cost  $2,319)                                      2,325


PUERTO RICO  0.3%

Puerto Rico Highway and Transportation Auth.,
5.50%, 7/1/15                                               250          268

Total Puerto Rico (Cost  $236)                                           268


SOUTH CAROLINA  2.1%

Connector 2000 Assoc., Greenville Toll Road
    Zero Coupon, 1/1/12                                   1,000          481

South Carolina Public Service Auth.
    5.875%, 1/1/23 (FGIC Insured)                         1,000        1,075

  Santee Cooper, 6.25%, 1/1/22 (AMBAC Insured)              200          222

Total South Carolina (Cost  $1,752)                                    1,778


SOUTH DAKOTA  1.0%

South Dakota Ed. Loans, Student Loan, 5.60%, 6/1/20 *       600          604

South Dakota HDA, Homeownership, 6.65%, 5/1/14              185          199

Total South Dakota (Cost  $785)                                          803


TENNESSEE  0.6%

Memphis-Shelby County Airport Auth.
    6.25%, 2/15/11 (MBIA Insured) *                         100          114

Metropolitan Gov't. of Nashville
  and Davidson Counties
  Mur-Ci Homes, 7.75%, 12/1/26                              200          207

Tennessee Housing Dev. Agency, Homeownership
    Zero Coupon, 7/1/17 *                                   445          160

Total Tennessee (Cost  $454)                                             481


TEXAS  6.2%

Alliance Airport Auth., American Airlines,
    7.50%, 12/1/29 *                                 $    1,000   $    1,066

Amarillo Health Fac. Dev.,
  Sears Panhandle Retirement
    7.75%, 8/15/26                                          200          247

Austin Utility System, Zero Coupon,
    5/15/14 (MBIA Insured)                                2,000          949

Gulf Coast Waste Disposal Auth., PCR
  Amoco Oil, VRDN (Currently 4.30%) *                       500          500

Harris County, Toll Road
    6.375%, 8/15/24 (MBIA Insured)
    (Prerefunded 8/15/04!)                                  250          283

Irving Independent School Dist., GO,
  Capital Appreciation
    Zero Coupon, 2/15/16                                    500          214

Rockwal Independent School Dist., GO,
  Capital Appreciation
    Zero Coupon, 8/15/16                                    500          202

San Antonio Electric and Gas, 4.50%, 2/1/21                 250          230

Texas, GO, Veterans Housing Assistance,
    6.25%, 12/1/15                                           60           62

Texas Water Dev. Board, 4.75%, 7/15/20                    1,000          945

Tyler Health Fac. Dev., Mother Frances Hosp.,
    5.625%, 7/1/13                                          500          502

Total Texas (Cost  $5,130)                                             5,200


UTAH  3.3%

Carbon County, Solid Waste Disposal,
  Laidlaw Environmental
    7.45%, 7/1/17 (MBIA Insured)                            200          218

Intermountain Power Agency
    5.25%, 7/1/15 (MBIA Insured)                          1,000        1,025

  Power Supply, 5.75%, 7/1/16 (MBIA Insured)                500          537

Salt Lake County, Kennecott/RTZ,
  Solid Waste Disposal
    VRDN (Currently 4.20%) *                              1,000        1,000

Total Utah (Cost  $2,709)                                              2,780


VIRGINIA  2.2%

Harrisonburg Redev  and Housing Auth., 4.20%, 3/1/04        500          499

Newport News Redev. and Housing Auth.,
    5.85%, 12/20/30                                         100          105

Peninsula Port Auth., Riverside Health,
    6.625%, 7/1/18                                          200          221

Pocahontas Parkway Assoc., Toll Road,
    Zero Coupon, 8/15/15                                  1,500          615

Prince William County Service Auth.,
  Water & Sewer Systems
    6.00%, 7/1/29 (FGIC Insured)                             85           89

Virginia Ed. Loan Auth., Student Loan
    5.55%, 9/1/10 (Prerefunded 3/1/06!) *            $       55   $       59

Virginia HDA
    6.50%, 5/1/13 *                                         100          107

    6.60%, 7/1/20 *                                         160          167

Total Virginia (Cost  $1,817)                                          1,862


WASHINGTON  2.4%

Chelan County Public Utility Dist. No. 1
  Columbia River-Rock Hydroelectric
    Zero Coupon, 6/1/18 (MBIA Insured)                      585          216

Tacoma, Solid Waste Utilities
    5.50%, 12/1/17 (AMBAC Insured)                          800          835

Washington Health Care Fac. Auth.
  Virginia Mason Medical Center
    6.00%, 8/15/08 (MBIA Insured)                           400          446

Washington Public Power Supply System,
  Nuclear Project
    5.50%, 7/1/17                                           500          501

Total Washington (Cost  $1,916)                                        1,998


WEST VIRGINIA  2.5%

Pleasants County PCR, W. Penn Power, 5.50%, 4/1/29 *        500          502
  West Virginia Building Commission
    5.375%, 7/1/18 (AMBAC Insured)                          500          525

  Regional Jail, 5.375%, 7/1/21 (AMBAC Insured)           1,000        1,044

Total West Virginia (Cost  $2,076)                                     2,071


WISCONSIN  4.2%

Nekoosa PCR, Nekoosa Papers, 5.35%, 7/1/15                1,000          997

Oconto Falls CDA, Oconto Falls Tissue,
    7.75%, 12/1/22 *                                        200          212

Wisconsin HEFA
  Auroro Health Care, 5.60%, 2/15/29                        500          493

  Childrens Hosp., 5.625%, 2/15/15 (AMBAC Insured)          500          536

  National Regency of New Berlin, 8.00%, 8/15/25            200          223

  Sinai Samaritan Medical Center
    5.875%, 8/15/26 (MBIA Insured)                          200          212

Wisconsin HEFA
  Waukesha Memorial Hosp.
    5.25%, 8/15/19 (AMBAC Insured)                   $      300   $      301

Wisconsin Housing and Economic Dev. Auth.
  Homeownership
    6.20%, 3/1/27 *                                         200          211

    6.45%, 9/1/27 *                                         250          268

Total Wisconsin (Cost  $3,323)                                         3,453


WYOMING  1.7%

Lincoln County, PCR, Exxon,
    VRDN (Currently 4.30%) *                              1,240        1,240

Wyoming CDA, 5.85%, 6/1/28 *                                195          201

Total Wyoming (Cost  $1,435)                                           1,441

Total Investments in Securities
100.6% of Net Assets (Cost  $81,975)                              $   83,812

Other Assets Less Liabilities                                           (480)
                                                                  -----------
NET ASSETS                                                        $   83,332
                                                                  -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions          $        1

Accumulated net realized gain/loss - net of distributions                (41)

Net unrealized gain (loss)                                             1,837

Paid-in-capital applicable to 7,822,512 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares
of the Corporation authorized                                         81,535
                                                                  -----------
NET ASSETS                                                        $   83,332
                                                                  -----------
NET ASSET VALUE PER SHARE                                         $    10.65
                                                                  -----------

    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
 HFFA  Health Facility Financing Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
 STEP Stepped Coupon Note for which the interest rate will adjust on specified future date
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                       Money        Intermediate          Income
                                      Market                Fund            Fund
                                       Fund

                                   6 Months             6 Months        6 Months
                                      Ended                Ended           Ended
                                    4/30/99              4/30/99         4/30/99

Investment Income
Interest income                      $2,856               $2,043         $1,920

Expenses

Investment management
  and administrative                    393                  208            188

Net investment income                 2,463                1,835          1,732

Realized and Unrealized
  Gain (Loss)

Net realized gain (loss)
  Securities                              -                   22             64
  Futures                                 -                   43              9

  Net realized gain (loss)                -                   65             73


Change in net unrealized
gain or loss

  Securities                              -                 (470)          (662)
  Futures                                 -                   (9)             -

  Change in net unrealized
  gain or loss                            -                 (479)          (662)

Net realized and unrealized
gain (loss)                               -                 (414)          (589)


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS               $2,463               $1,421         $1,143
                                  ----------------------------------------------



The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                      Money Market Fund   Intermediate Fund          Income Fund
                     6 Months      Year  6 Months      Year  6 Months       Year
                        Ended     Ended     Ended     Ended     Ended      Ended
                      4/30/99  10/31/98   4/30/99  10/31/98   4/30/99   10/31/98

Increase (Decrease)
  in Net Assets

Operations
  Net investment
  income             $  2,463  $  4,990  $  1,835  $  2,869  $  1,732  $  2,382

  Net realized gain
  (loss)                   --         5        65       110        73       269

  Change in net
  unrealized
  gain or loss             --        --      (479)    1,259      (662)     1035

  Increase (decrease)
  in net assets from
  operations            2,463     4,995     1,421     4,238     1,143     3,686

Distributions to
shareholders

  Net investment
  income               (2,463)   (4,990)   (1,835)   (2,869)   (1,732)   (2,382)

  Net realized gain         -         -      (146)     (196)     (325)        -

  Decrease in net
  assets from
  distributions        (2,463)   (4,990)   (1,981)   (3,065)   (2,057)   (2,382)

Capital share
transactions*

  Shares sold         103,760   185,986    24,846    41,899    29,323    50,158

  Distributions
  reinvested            2,348     4,737     1,313     2,005     1,423     1,568

  Shares redeemed    (103,739) (160,361)   (8,470)  (16,055)  (12,458)  (16,174)

  Increase (decrease)
  in net assets from
  capital share
  transactions          2,369    30,362    17,689    27,849    18,288    35,552

Net Assets

Increase (decrease)
during period           2,369    30,367    17,129    29,022    17,374    36,856

Beginning of period   170,924   140,557    75,928    46,906    65,958    29,102

End of period        $173,293  $170,924   $93,057   $75,928   $83,332   $65,958
                     -----------------------------------------------------------
*Share information

  Shares sold         103,760   185,986     2,327     3,958     2,736     4,699

  Distributions
  reinvested            2,348     4,737       123       189       133       147

  Shares redeemed    (103,739) (160,361)     (794)   (1,517)   (1,162)   (1,517)

  Increase (decrease)
  in shares
  outstanding           2,369    30,362     1,656     2,630     1,707     3,329


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Summit Municipal Money Market Fund (the Money Market Fund), the Summit Municipal Intermediate Fund (the Intermediate Fund), and the Summit Municipal Income Fund (the Income Fund), diversified, open-end management investment companies, are the three of the portfolios established by the corporation and commenced operations on October 29, 1993.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation   Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities with original maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Money Fund are valued at amortized cost.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with their investment objectives, the Intermediate and Income Funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities   At April 30, 1999, the Income Fund
     held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 1999, were as follows:

     ---------------------------------------------------------------------------
                                            Intermediate                  Income
                                                    Fund                    Fund

     Purchases                               $24,672,000             $31,963,000

     Sales                                     6,645,000              15,527,000


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income.

     At April 30, 1999, the costs of investments for the Money Market, Intermediate, and Income Funds for federal income tax purposes was substantially the same as for financial reporting and totaled $185,688,000, $93,420,000, and $81,975,000, respectively. For the Money Fund, amortized cost is equivalent to value; and for the Intermediate and Income Funds, net unrealized gain (loss) on investments was as follows:

--------------------------------------------------------------------------------
                                            Intermediate                  Income
                                                    Fund                    Fund

     Appreciated investments                  $2,443,000             $2,040,000
     Depreciated investments                     (89,000)              (203,000)

     Net unrealized gain (loss)               $2,354,000             $1,837,000
                                              ----------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $48,000, $20,000, and $16,000 were payable at April 30, 1999 by the Money Market, Intermediate, and Income Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Money Market Fund and 0.50% of average daily net assets for the Intermediate and Income Funds. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.


T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services And Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.


     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(registered trademark) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

      * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc.,
         Member NASD/SIPC.
     ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------
STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.


T. Rowe Price Retirement Plans and Resources
--------------------------------------------------------------------------------

Retirement Plans and Resources

     We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees.
     T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.


     IRAs AND QUALIFIED PLANS
     ---------------------------------------------------------------------------
     Traditional IRA
     Roth IRA
     Rollover IRA
     SEP-IRA
     SIMPLE IRA
     Profit Sharing
     Money Purchase Pension
     "Paired" Plans (Money Purchase Pension and Profit Sharing Plans)
     401(k)
     403(b)
     457 Deferred Compensation


     RETIREMENT RESOURCES AT T. ROWE PRICE
     ---------------------------------------------------------------------------

     Planning and Informational Guides
     Minimum Required Distributions Guide
     Retirement Planning Kit
     Retirees Financial Guide
     Tax Considerations for Investors

     Investment Kits

     The IRA Investing Kit
     Roth IRA Conversion Kit
     Rollover IRA Kit
     The T. Rowe Price SIMPLE IRA Plan Kit
     The T. Rowe Price SEP-IRA Plan
     The Simplified Keogh Plan(registered trademark) From T. Rowe Price
     The T. Rowe Price 401(k) Century Plan(registered trademark) (for small businesses)
     Money Purchase Pension/Profit Sharing Plan Kit
     Investing for Retirement in Your 403(b) Account
     The T. Rowe Price No-Load Variable Annuity Information Kit

     Insights Reports

     The Challenge of Preparing for Retirement Financial
       Planning After Retirement
     The Roth IRA: A Review

     Software Packages

     T. Rowe Price Retirement Planning AnalyzerTM CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

     T. Rowe Price Variable Annuity AnalyzerTM CD-ROM or diskette, free. To order, please call 1-800-469-5304.

Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.


T. Rowe Price Insights Reports
--------------------------------------------------------------------------------
The Fundamentals of Investing

     Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.


     INSIGHTS REPORTS
     ---------------------------------------------------------------------------

     General Information

     The ABCs of Giving
     Back to Basics: The ABCs of Investing
     The Challenge of Preparing for Retirement
     Financial Planning After Retirement
     Getting Started: Investing With Mutual Funds
     The Roth IRA: A Review
     Tax Information for Mutual Fund Investors

     Investment Strategies

     Conservative Stock Investing
     Dollar Cost Averaging
     Equity Index Investing
     Growth Stock Investing
     Investing for Higher Yield
     Managing Risk Through Diversification
     The Power of Compounding
     Value Investing

     Types of Securities

     The Basics of International Stock Investing
     The Basics of Tax-Free Investing
     The Fundamentals of Fixed Income Investing
     Global Bond Investing
     Investing in Common Stocks
     Investing in Emerging Growth Stocks
     Investing in Financial Services Stocks
     Investing in Health Care Stocks
     Investing in High-Yield Municipal Bonds
     Investing in Money Market Securities
     Investing in Mortgage-Backed Securities
     Investing in Natural Resource Stocks
     Investing in Science and Technology Stocks
     Investing in Small-Company Stocks
     Understanding Derivatives
     Understanding High-Yield "Junk" Bonds

     Brokerage Insights

     Combining Individual Securities With Mutual Funds
     Getting Started: An Introduction to Individual Securities
     What You Should Know About Bonds
     What You Should Know About Margin and Short-Selling
     What You Should Know About Options
     What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.


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T. Rowe Price Investment Services, Inc., Distributor.          C10-051  4/30/99